7A. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Deferred tax assets	$ 287	$ 277
Net operating loss carryforwards	22,737	23,474
Deferred tax liabilities:
Intangible assets and other
Gross	23,025	23,751
Valuation allowance	(23,025)	(23,751)
Net	$ 0	$ 0